Additional financial information - Operating activities and investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net change in non-cash operating working capital
Accounts receivable	$ (29.4)	$ (38.0)	$ (33.1)
Due to and from affiliated companies, net	(13.9)	(3.1)	8.8
Prepaid expenses	8.4	(4.0)	1.1
Other long-term assets	(3.0)	(11.1)	(0.6)
Accounts payable and accrued liabilities	28.8	25.0	3.7
Income and other taxes receivable and payable, net	4.2	0.4	(3.4)
Advance billings and customer deposits	2.9	(9.5)	9.6
Provisions	7.8	11.9
Other long-term liabilities	(4.7)	0.2
Net change in non-cash operating working capital	1.1	(28.2)	(13.9)
Capital expenditures
Property, plant and equipment	(89.7)	(126.2)	(42.3)
Intangible assets	(11.4)	(4.8)	(8.2)
Total	(101.1)	(131.0)	(50.5)
Additions arising from leases	27.5	68.2
Change in associated non-cash investing working capital	14.4	10.1	3.0
Cash payments for capital assets and software	(59.2)	(52.7)	(47.5)
To Eliminate Effect Of Gross Settlement Of Derivatives Used To Manage Currency Risks Arising From Long Term Debt [Member] | Longterm Borrowings Including Effect Of Derivatives To Manage Foreign Currency Risks [Member]
Net change in non-cash operating working capital
Net change in non-cash operating working capital	$ 1.1	$ (28.2)	$ (13.9)